Debt and Capital Lease Obligations - Additional information (Details) - USD ($) $ in Thousands	9 Months Ended		12 Months Ended
	Oct. 02, 2021	Oct. 03, 2020	Dec. 31, 2020	Dec. 31, 2019
BCP QUALTEK HOLDCO, LLC
Amortization of debt issuance costs	$ 3,201	$ 2,308	$ 3,090	$ 2,269